Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Net [Line Items]
Reversed credit losses	$ 21,946,806
Recorded credit losses	1,892,597
Bad debt expense	$ (18,898,441)	$ 27,469,288